UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Management’s Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Performance and Supplementary Information:
Davis Value Portfolio	8
Davis Financial Portfolio	11
Davis Real Estate Portfolio	14

Schedule of Investments:
Davis Value Portfolio	19
Davis Financial Portfolio	24
Davis Real Estate Portfolio	26

Statements of Assets and Liabilities	29

Statements of Operations	30

Statements of Changes in Net Assets	31

Notes to Financial Statements	33

Financial Highlights:
Davis Value Portfolio	39
Davis Financial Portfolio	40
Davis Real Estate Portfolio	41

Report of Independent Registered Public Accounting Firm	42

Fund Information	43

Directors and Officers	44

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Value Portfolio

Davis Value Portfolio delivered a total return on net asset value of 4.64% for the year ended December 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 5.49%. Eight of the ten sectors3 within the Index had positive returns, with financial and consumer discretionary companies turning in negative returns. The sectors that turned in the strongest performance were energy, materials, and utilities.

Key Contributors to Performance

The energy sector was the top-performing group of the Index. Energy companies were also the most important contributors4 to the Portfolio’s performance over the year. The Portfolio’s energy companies out-performed the corresponding sector within the Index (up 47% versus 34% for the Index) and the Portfolio also benefited from a higher relative average weighting in this sector (13% versus 11% for the Index). Occidental Petroleum5, ConocoPhillips, China Coal Energy, EOG Resources, Devon Energy, and Transocean were among the top contributors to performance.

The Portfolio made a significant investment in consumer staple companies and they were the second most important contributors to performance. The Portfolio’s consumer staple companies out-performed the sector within the Index (up 22% versus 14% for the Index) and the Portfolio also benefited from a higher relative weighting in this sector (15% versus 10% for the Index). Costco Wholesale and Altria were among the top contributors to performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

Key Detractors from Performance

Key detractors from the Portfolio’s performance relative to the Index over the year were that the Portfolio had a higher weighting in financial companies (37% versus 21% for the Index), which was a poorly performing sector, a lower weighting in technology companies (6% versus 16% for the Index), which was a strongly performing sector, and poor stock selection among material companies.

The financial sector was the worst performing sector of the Index. The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 8% versus down 19% for the Index), but were still the largest detractors from performance. A higher relative average weighting in this sector detracted from both absolute and relative performance. While Berkshire Hathaway was among the top contributors to performance, Citigroup, American International Group, Wachovia, American Express, Moody’s, and Ambac Financial Group were among the top detractors from performance.

The weak performance of the Portfolio’s consumer discretionary companies (down 16% versus down 13% for the Index), along with a higher relative average weighting in this sector (12% versus 10% for the Index) detracted from both absolute and relative performance. While Amazon.com was among the top contributors to performance, Comcast and Harley-Davidson were among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Financial Portfolio

Davis Financial Portfolio delivered a negative return on net asset value of 6.05% for the year ended December 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 5.49%. Financial companies as a whole turned in the weakest performance of the sectors3 within the Index. The banking, diversified financial, real estate, and insurance industry groups of the Index all turned in negative performance.

Key Contributors to Performance

Insurance companies were the most important contributors4 to the Portfolio’s performance, out-performing the corresponding industry group within the Index (up 9% versus down 6% for the Index). China Life5, Loews, and Transatlantic Holdings were among the top contributors to performance. American International Group, Progressive, and MBIA were among the top detractors from performance.

Banking companies were the second most important contributors to performance, out-performing the corresponding industry group within the Index (up 13% versus down 30% for the Index). State Bank of India, Commerce Bancorp, and ICICI Bank were among the top contributors to performance. Wells Fargo was among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 19% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

Key Detractors from Performance

Diversified financial companies represented the Portfolio’s second largest holdings over the year and were the most important detractors from performance. The Portfolio’s diversified financial companies under-performed the corresponding industry group within the Index (down 25% versus down 19% for the Index). Bank of New York Mellon and Mellon Financial (merged with Bank of New York in July 2007) were among the top contributors to performance. First Marblehead, Moody’s, American Express, and JPMorgan Chase were among the top detractors from performance.

The Portfolio’s non-financial holdings overall detracted from performance. Sealed Air and H&R Block were among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Portfolio

Davis Real Estate Portfolio delivered a negative return on net asset value of 15.48% for the year ended December 31, 20071. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 17.66%. Seven of the eight sub-industries3 within the Index delivered negative returns, including diversified REITs, residential REITs, real estate management & development, and office REITs, all down 20% or more.

Key Contributors to Performance

Transportation companies were the most important contributors4 to the Portfolio’s performance. Florida East Coast Industries5, Alexander & Baldwin, and Burlington Northern Santa Fe were among the top contributors to performance. The Portfolio no longer owns Florida East Coast Industries.

The Portfolio maintained a cash position over the year and this aided relative performance during the weak market for real estate companies.

Other key contributors to the Portfolio’s performance included Ventas, ProLogis, and Macerich. The Portfolio no longer owns Macerich.

Key Detractors from Performance

Office REITs represented the Portfolio’s largest holdings over the year and were the most important detractors from performance. The Portfolio’s office REITs performed in line with the corresponding sub-industry within the Index (both down 20%). Alexandria Real Estate Equities was among the top contributors to performance. Corporate Office Properties, Duke Realty, Derwent London, and SL Green Realty were among the top detractors from performance. The Portfolio no longer owns Duke Realty.

Real estate management & development companies were the second most important detractors from performance. The Portfolio’s real estate management & development companies under-performed the corresponding sub-industry within the Index (down 34% versus down 24% for the Index). Forest City Enterprises and Minerva were among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 6% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

Other individual companies detracting from performance included Cousins Properties, Brixton, and Kimco Realty.

_________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2007 and the annual gross operating expense ratios for the year ended December 31, 2007:

			INCEPTION	EXPENSE
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)	RATIO
Davis Value Portfolio	4.64%	13.93%	5.81%	0.81%
Davis Financial Portfolio	(6.05)%	11.96%	5.64%	0.85%
Davis Real Estate Portfolio	(15.48)%	18.57%	13.25%	0.88%

			PORTFOLIOS’
BENCHMARK INDEX	1-YEAR	5-YEAR	INCEPTION
			(July 1, 1999)
Standard & Poor’s 500® Index	5.49%	12.82%	2.38%
Dow Jones Wilshire Real Estate Securities Index	(17.66)%	18.63%	14.49%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annual operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3   The companies included in the S&P 500® Index are divided into ten sectors. One or more industry groups make up a sector. The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into eight sub-industries.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS VALUE PORTFOLIO

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	85.30%	Energy	16.31%	12.86%
Common Stock (Foreign)	13.14%	Insurance	15.69%	4.31%
Convertible Bonds	0.28%	Diversified Financials	13.47%	8.55%
Short Term Investments	0.46%	Technology	8.89%	16.78%
Other Assets & Liabilities	0.82%	Food & Staples Retailing	7.71%	2.37%
	100.00%	Food, Beverage & Tobacco	6.37%	5.31%
		Media	5.67%	2.81%
		Banks	4.63%	3.69%
		Materials	4.12%	3.33%
		Health Care	4.02%	11.97%
		Transportation	2.97%	1.77%
		Other	2.26%	7.63%
		Retailing	2.15%	2.63%
		Household & Personal Products	1.62%	2.55%
		Telecommunication Services	1.56%	3.63%
		Capital Goods	1.30%	9.28%
		Automobiles & Components	1.26%	0.53%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Costco Wholesale Corp.	Food & Staples Retailing	4.63%
ConocoPhillips	Energy	4.58%
American Express Co.	Consumer Finance	3.95%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.87%
Altria Group, Inc.	Food, Beverage & Tobacco	3.63%
American International Group, Inc.	Multi-Line Insurance	3.51%
JPMorgan Chase & Co.	Diversified Financial Services	3.48%
Occidental Petroleum Corp.	Energy	3.13%
Devon Energy Corp.	Energy	2.63%
Microsoft Corp.	Software & Services	2.47%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY

DAVIS VALUE PORTFOLIO

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 0.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Agilent Technologies, Inc.	Technology Hardware & Equipment	03/26/07	0.58%
China Shipping Development Co. Ltd. - H	Transportation	07/19/07	0.33%
E*TRADE Financial Corp.	Capital Markets	02/15/07	0.02%
Google Inc., Class A	Software & Services	06/27/07	0.56%
Grupo Televisa S.A., ADR	Media	10/02/07	0.36%
Hang Lung Group Ltd.	Real Estate	04/30/07	0.38%
MBIA Inc.	Property & Casualty Insurance	12/07/07	0.13%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	12/24/07	1.32%
Millea Holdings, Inc.	Property & Casualty Insurance	03/27/07	0.87%
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	06/01/07	0.51%
Sino-Forest Corp.	Materials	09/05/07	0.29%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	09/12/07	0.67%
Toll Holdings Ltd.	Transportation	05/01/07	0.15%

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Apollo Group, Inc., Class A	Consumer Services	07/06/07	$218,852
Chubb Corp.	Property & Casualty Insurance	11/09/07	722,231
Expedia, Inc.	Retailing	11/13/07	483,102
Gannett Co., Inc.	Media	12/17/07	(722,896)
IAC/InterActiveCorp	Retailing	09/25/07	153,547
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	05/31/07	4,516,490
Nokia Oyj, ADR	Technology Hardware & Equipment	09/18/07	1,454,243

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND PERFORMANCE

DAVIS VALUE PORTFOLIO

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	4.64%		(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Five-Year	13.93%	Actual	$1,000.00	$976.70	$4.09
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2007)	5.81%	before expenses)	$1,000.00	$1,021.07	$4.18

*Expenses are equal to the Fund’s annualized expense ratio (0.82%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 18 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2007 the value of your investment would have grown to $16,159 – a 61.59% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,214 – a 22.14% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS FINANCIAL PORTFOLIO

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.37%	Insurance	39.69%	4.31%
Common Stock (Foreign)	18.98%	Diversified Financials	34.94%	8.55%
Other Assets & Liabilities	0.65%	Banks	12.81%	3.69%
	100.00%	Energy	5.09%	12.86%
		Commercial Services & Supplies	3.36%	0.46%
		Materials	2.43%	3.33%
		Consumer Services	1.68%	1.55%
		Technology	–	16.78%
		Health Care	–	11.97%
		Capital Goods	–	9.28%
		Food, Beverage & Tobacco	–	5.31%
		Other	–	21.91%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Transatlantic Holdings, Inc.	Reinsurance	10.80%
American Express Co.	Consumer Finance	9.93%
Loews Corp.	Multi-Line Insurance	8.00%
State Bank of India Ltd., GDR	Commercial Banks	6.50%
Bank of New York Mellon Corp.	Capital Markets	5.43%
JPMorgan Chase & Co.	Diversified Financial Services	5.07%
Canadian Natural Resources Ltd.	Energy	5.05%
Markel Corp.	Property & Casualty Insurance	4.96%
American International Group, Inc.	Multi-Line Insurance	4.80%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	4.42%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY

DAVIS FINANCIAL PORTFOLIO

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 1.00% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/06/07	0.52%
Canadian Natural Resources Ltd.	Energy	11/21/07	5.05%
MBIA Inc.	Property & Casualty Insurance	11/06/07	0.49%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	12/24/07	4.42%
Oaktree Capital Group, LLC, Class A	Diversified Financial Services	05/21/07	0.39%
RHJ International	Capital Markets	05/30/07	0.87%

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	03/06/07	$2,050,578
Covidien Ltd.	Health Care Equipment & Services	11/26/07	330,093
Tyco Electronics Ltd.	Technology Hardware & Equipment	12/24/07	345,839
Tyco International Ltd.	Capital Goods	11/28/07	(17,449)
Wachovia Corp.	Commercial Banks	06/01/07	1,589,024

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND PERFORMANCE

DAVIS FINANCIAL PORTFOLIO

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	(6.05)%		(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Five-Year	11.96%	Actual	$1,000.00	$908.84	$4.09
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2007)	5.64%	before expenses)	$1,000.00	$1,020.92	$4.33

*Expenses are equal to the Fund’s annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 18 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2007 the value of your investment would have grown to $15,941 – a 59.41% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,214 – a 22.14% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS REAL ESTATE PORTFOLIO

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock (U.S.)	83.16%
Common Stock (Foreign)	6.30%		Fund
Convertible Bonds	6.22%	Office REITS	27.29%	16.71%
Preferred Stock	0.17%	Retail REITS	16.34%	27.54%
Short Term Investments	3.23%	Industrial REITS	10.34%	10.59%
Other Assets & Liabilities	0.92%	Real Estate Management & Development	9.87%	1.55%
	100.00%	Residential REITS	8.49%	14.64%
		Specialized REITS	8.00%	21.39%
		Transportation	7.87%	–
		Diversified REITS	6.21%	7.58%
		Capital Goods	2.80%	–
		Insurance	2.42%	–
		Mortgage REITS	0.33%	–
		Homebuilding	0.04%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.89%
Ventas, Inc.	Specialized REITS	7.67%
Alexandria Real Estate Equities, Inc.	Office REITS	7.65%
Kimco Realty Corp.	Retail REITS	4.53%
Boston Properties, Inc.	Office REITS	4.48%
Digital Realty Trust, Inc.	Office REITS	4.44%
Cousins Properties, Inc.	Diversified REITS	3.98%
Regency Centers Corp.	Retail REITS	3.97%
Derwent London PLC	Office REITS	3.84%
Burlington Northern Santa Fe Corp.	Transportation	3.83%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY

DAVIS REAL ESTATE PORTFOLIO

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 2.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/01/07	2.32%
Archstone-Smith Trust	Residential REITS	08/21/07	–
AvalonBay Communities, Inc.	Residential REITS	06/12/07	2.34%
Burlington Northern Santa Fe Corp.	Transportation	02/08/07	3.83%
Digital Realty Trust, Inc.	Office REITS	10/12/07	4.44%
Essex Property Trust, Inc.	Residential REITS	06/20/07	3.07%
General Electric Co.	Capital Goods	05/29/07	2.69%
General Growth Properties, Inc., Ser.
144A Conv. Sr. Notes, 3.98%, 4/15/27	Retail REITS	04/11/07	2.55%
Minerva PLC	Real Estate Management & Development	06/21/07	0.57%
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	12/17/07	1.00%
ProLogis, Ser. 144A Conv. Sr. Notes,
2.25%, 4/1/37	Industrial REITS	03/20/07	3.49%
Public Storage, Inc.	Specialized REITS	01/05/07	–
SL Green Realty Corp., Ser. 144A
Conv. Sr. Notes, 3.00%, 3/30/27	Office REITS	03/21/07	0.18%
Toll Brothers, Inc.	Homebuilding	11/21/07	0.04%
Vornado Realty Trust	Diversified REITS	08/16/07	1.97%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY – (Continued)

DAVIS REAL ESTATE PORTFOLIO

January 1, 2007 through December 31, 2007

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $200,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Archstone-Smith Trust	Residential REITS	10/05/07	$17,446
Capital & Regional PLC	Real Estate Management & Development	03/06/07	327,807
Columbia Equity Trust, Inc.	Office REITS	01/23/07	194,843
Developers Diversified Realty Corp.	Retail REITS	06/27/07	1,454,598
Duke Realty Corp.	Office REITS	12/17/07	35,501
Equity Residential, 8.60%, Series D,
Cum. Pfd.	Residential REITS	07/16/07	(23)
Florida East Coast Industries, Inc.	Transportation	07/27/07	840,082
Hammerson PLC	Retail REITS	10/09/07	259,930
Host Hotels & Resorts Inc.	Specialized REITS	11/29/07	(123,987)
Macerich Co.	Retail REITS	03/20/07	474,007
ProLogis	Industrial REITS	03/21/07	1,092,980
Public Storage, Inc.	Specialized REITS	06/14/07	(295,080)
Slough Estates PLC	Industrial REITS	01/30/07	181,460
Spirit Finance Corp.	Diversified REITS	01/09/07	57,950
St. Joe Co.	Real Estate Management & Development	12/24/07	(636,242)
U-Store-It Trust	Specialized REITS	03/28/07	91,457
UDR, Inc.	Residential REITS	08/08/07	806,032
Vornado Realty Trust, Conv. Sr. Deb.,
3.625%, 11/15/26	Diversified REITS	08/16/07	(198,803)

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND PERFORMANCE

DAVIS REAL ESTATE PORTFOLIO

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	(15.48)%		(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Five-Year	18.57%	Actual	$1,000.00	$890.01	$4.24
Life of Fund (July 1, 1999		Hypothetical (5% return
through December 31, 2007)	13.25%	before expenses)	$1,000.00	$1,020.72	$4.53

*Expenses are equal to the Fund’s annualized expense ratio (0.89%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 18 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2007 the value of your investment would have grown to $28,805 – a 188.05% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Stock Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Funds’ Expense Example, which appears in each Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 07/01/07 to 12/31/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.44%)

AUTOMOBILES & COMPONENTS – (1.24%)
175,400	Harley-Davidson, Inc.	$8,192,934
CAPITAL GOODS – (1.29%)
214,114	Tyco International Ltd.	8,489,620
CAPITAL MARKETS – (4.30%)
118,070	Ameriprise Financial, Inc.	6,506,838
178,700	Bank of New York Mellon Corp.	8,713,412
37,470	E*TRADE Financial Corp.*	131,707
185,700	Merrill Lynch & Co., Inc., Private Placement (b)	8,672,487
54,650	Morgan Stanley	2,902,461
17,330	State Street Corp.	1,407,196
		28,334,101
COMMERCIAL BANKS – (4.58%)
102,770	Commerce Bancorp, Inc.	3,919,648
195,260	HSBC Holdings PLC (United Kingdom)	3,272,725
259,744	Wachovia Corp.	9,878,064
432,900	Wells Fargo & Co.	13,069,251
		30,139,688
COMMERCIAL SERVICES & SUPPLIES – (0.88%)
65,400	D&B Corp.	5,796,402
CONSUMER DURABLES & APPAREL – (0.20%)
17,799	Hunter Douglas NV (Netherlands)	1,318,847
CONSUMER FINANCE – (4.01%)
499,850	American Express Co.	26,002,197
27,350	Discover Financial Services	412,438
		26,414,635
CONSUMER SERVICES – (0.77%)
273,940	H&R Block, Inc.	5,087,066
DIVERSIFIED FINANCIAL SERVICES – (4.98%)
193,043	Citigroup Inc.	5,683,186
525,048	JPMorgan Chase & Co.	22,918,345
118,200	Moody’s Corp.	4,219,740
		32,821,271
ENERGY – (16.10%)
114,200	Canadian Natural Resources Ltd. (Canada)	8,352,588
2,659,900	China Coal Energy Co. - H (China)	8,374,656
341,522	ConocoPhillips	30,156,393
194,870	Devon Energy Corp.	17,325,892
166,820	EOG Resources, Inc.	14,888,685

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
267,800	Occidental Petroleum Corp.	$20,617,922
44,144	Transocean Inc.*	6,319,214
		106,035,350
FOOD & STAPLES RETAILING – (7.61%)
436,600	Costco Wholesale Corp.	30,479,046
230,971	CVS Caremark Corp.	9,181,097
220,200	Wal-Mart Stores, Inc.	10,466,106
		50,126,249
FOOD, BEVERAGE & TOBACCO – (6.28%)
316,400	Altria Group, Inc.	23,913,512
102,900	Diageo PLC, ADR (United Kingdom)	8,831,907
133,806	Heineken Holding NV (Netherlands)	7,576,793
27,300	Hershey Co.	1,075,620
		41,397,832
HEALTH CARE EQUIPMENT & SERVICES – (3.97%)
84,900	Cardinal Health, Inc.	4,902,975
213,414	Covidien Ltd.	9,452,106
64,580	Express Scripts, Inc.*	4,707,882
121,200	UnitedHealth Group Inc.	7,053,840
		26,116,803
HOUSEHOLD & PERSONAL PRODUCTS – (1.60%)
72,500	Avon Products, Inc.	2,865,925
104,100	Procter & Gamble Co.	7,643,022
		10,508,947
INSURANCE BROKERS – (0.62%)
85,400	Aon Corp.	4,072,726
LIFE & HEALTH INSURANCE – (0.54%)
34,680	Principal Financial Group, Inc.	2,387,371
21,100	Sun Life Financial Inc. (Canada)	1,180,334
		3,567,705
MATERIALS – (4.07%)
71,300	BHP Billiton PLC (United Kingdom)	2,194,235
49,180	Martin Marietta Materials, Inc.	6,521,268
25,800	Rio Tinto PLC (United Kingdom)	2,730,678
414,010	Sealed Air Corp.	9,580,191
87,300	Sino-Forest Corp.* (Canada)	1,896,461
48,790	Vulcan Materials Co.	3,858,801
		26,781,634

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (5.59%)
747,581	Comcast Corp., Special Class A*	$13,568,595
99,800	Grupo Televisa S.A., ADR (Mexico)	2,372,246
50,500	Lagardere S.C.A. (France)	3,786,922
18,290	Liberty Media Corp. - Capital, Series A*	2,134,717
494,300	News Corp., Class A	10,128,207
114,682	Virgin Media Inc.	1,961,636
45,100	WPP Group PLC, ADR (United Kingdom)	2,899,704
		36,852,027
MULTI-LINE INSURANCE – (5.87%)
396,997	American International Group, Inc.	23,144,925
308,000	Loews Corp.	15,504,720
		38,649,645
PROPERTY & CASUALTY INSURANCE – (7.47%)
52,440	Ambac Financial Group, Inc.	1,351,379
180	Berkshire Hathaway Inc., Class A*	25,488,000
331	Berkshire Hathaway Inc., Class B*	1,567,616
1,150	Markel Corp.*	564,765
46,800	MBIA Inc.	871,884
170,100	Millea Holdings, Inc. (Japan)	5,740,294
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	3,332,799
537,600	Progressive Corp. (Ohio)	10,300,416
		49,217,153
REAL ESTATE – (0.38%)
457,000	Hang Lung Group Ltd. (Hong Kong)	2,511,408
REINSURANCE – (0.99%)
89,977	Transatlantic Holdings, Inc.	6,538,629
RETAILING – (2.12%)
23,700	Amazon.com, Inc.*	2,197,227
107,100	Bed Bath & Beyond Inc.*	3,148,204
191,700	CarMax, Inc.*	3,786,075
91,150	Liberty Media Corp. - Interactive, Series A*	1,739,598
97,470	Lowe’s Cos, Inc.	2,204,771
8,900	Sears Holdings Corp.*	908,957
		13,984,832

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.67%)
133,000	Texas Instruments Inc.	$4,442,200
SOFTWARE & SERVICES – (4.62%)
5,380	Google Inc., Class A*	3,719,813
281,499	Iron Mountain Inc.*	10,421,093
457,630	Microsoft Corp.	16,289,340
		30,430,246
TECHNOLOGY HARDWARE & EQUIPMENT – (3.48%)
104,850	Agilent Technologies, Inc.*	3,852,189
265,400	Dell Inc.*	6,508,935
96,970	Hewlett-Packard Co.	4,895,046
206,214	Tyco Electronics Ltd.	7,656,726
		22,912,896
TELECOMMUNICATION SERVICES – (1.27%)
121,650	SK Telecom Co., Ltd., ADR (South Korea)	3,630,036
359,400	Sprint Nextel Corp.	4,718,922
		8,348,958
TRANSPORTATION – (2.94%)
71,600	Asciano Group (Australia)	440,079
1,240,900	China Merchants Holdings International Co., Ltd. (China)	7,734,340
824,000	China Shipping Development Co. Ltd. - H (China)	2,176,931
939,200	Cosco Pacific Ltd. (China)	2,481,278
29,000	Kuehne & Nagel International AG, Registered (Switzerland)	2,779,225
96,057	Toll Holdings Ltd. (Australia)	965,726
38,950	United Parcel Service, Inc., Class B	2,754,544
		19,332,123

	Total Common Stock – (identified cost $417,767,333)	648,421,927

CONVERTIBLE BONDS – (0.28%)

TELECOMMUNICATION SERVICES – (0.28%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	1,822,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2007

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (0.46%)

$1,113,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $1,113,291
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $1,135,260)	$1,113,000
964,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $964,241
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 08/01/33,
	total market value $983,280)	964,000
297,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $297,078
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $302,940)	297,000
664,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $664,171
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $677,280)	664,000

	Total Short Term Investments – (identified cost $3,038,000)	3,038,000

	Total Investments – (99.18%) – (identified cost $422,405,333) – (a)	653,281,927
	Other Assets Less Liabilities – (0.82%)	5,417,007
	Net Assets – (100%)	$658,698,934

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $422,698,810. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$245,984,732
Unrealized depreciation	(15,401,615)
Net unrealized appreciation	$230,583,117

(b)	Illiquid & Restricted Security – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.35%)

CAPITAL MARKETS – (13.19%)
52,360	Ameriprise Financial, Inc.	$2,885,559
130,000	Bank of New York Mellon Corp.	6,338,800
110,500	Merrill Lynch & Co., Inc., Private Placement (b)(c)	5,160,527
62,000	RHJ International* (Belgium)	1,015,248
		15,400,134
COMMERCIAL BANKS – (12.73%)
18,600	Commerce Bancorp, Inc.	709,404
215,699	HSBC Holdings PLC (United Kingdom)	3,615,300
10,500	ICICI Bank Ltd., ADR (India)	645,750
62,148	State Bank of India Ltd., GDR (India)	7,582,056
76,400	Wells Fargo & Co.	2,306,516
		14,859,026
COMMERCIAL SERVICES & SUPPLIES – (3.34%)
44,000	D&B Corp.	3,899,720
CONSUMER FINANCE – (12.39%)
222,800	American Express Co.	11,590,056
188,050	First Marblehead Corp.	2,877,165
		14,467,221
CONSUMER SERVICES – (1.67%)
105,000	H&R Block, Inc.	1,949,850
DIVERSIFIED FINANCIAL SERVICES – (9.13%)
135,548	JPMorgan Chase & Co.	5,916,670
119,900	Moody’s Corp.	4,280,430
14,000	Oaktree Capital Group, LLC, Class A (b)	458,500
		10,655,600
ENERGY – (5.05%)
80,600	Canadian Natural Resources Ltd. (Canada)	5,895,084
LIFE & HEALTH INSURANCE – (2.92%)
44,533	China Life Insurance Co., Ltd., ADR (China)	3,406,774
MATERIALS – (2.42%)
121,900	Sealed Air Corp.	2,820,766
MULTI-LINE INSURANCE – (12.80%)
96,187	American International Group, Inc.	5,607,702
185,400	Loews Corp.	9,333,036
		14,940,738

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (10.34%)
23,700	Ambac Financial Group, Inc.	$610,749
44,800	FPIC Insurance Group, Inc.*	1,923,936
11,800	Markel Corp.*	5,794,980
30,600	MBIA Inc.	570,078
165,300	Progressive Corp. (Ohio)	3,167,148
		12,066,891
REINSURANCE – (13.37%)
29,900	Everest Re Group, Ltd.	3,001,960
173,437	Transatlantic Holdings, Inc.	12,603,667
		15,605,627

	Total Common Stock – (identified cost $87,359,051)	115,967,431

Total Investments – (99.35%) – (identified cost $87,359,051) – (a)	115,967,431
Other Assets Less Liabilities – (0.65%)	757,869
Net Assets – (100%)	$116,725,300

*Non-Income Producing Security.

ADR:	American Depositary Receipt

GDR:	Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $87,410,333. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$31,652,195
Unrealized depreciation	(3,095,097)
Net unrealized appreciation	$28,557,098

(b)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

(c)	Restricted Security – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (89.46%)

CAPITAL GOODS – (2.69%)
35,900	General Electric Co.	$1,330,813
DIVERSIFIED REITS – (5.95%)
89,200	Cousins Properties, Inc.	1,971,320
11,100	Vornado Realty Trust	976,245
		2,947,565
HOMEBUILDING – (0.04%)
1,000	Toll Brothers, Inc.*	20,060
INDUSTRIAL REITS – (6.42%)
18,100	AMB Property Corp.	1,041,836
74,900	Brixton PLC (United Kingdom)	439,460
104,100	DCT Industrial Trust Inc.	969,171
42,300	First Potomac Realty Trust	731,367
		3,181,834
MORTGAGE REITS – (0.31%)
6,400	Gramercy Capital Corp.	155,584
OFFICE REITS – (25.98%)
37,300	Alexandria Real Estate Equities, Inc.	3,792,291
24,200	Boston Properties, Inc.	2,221,802
57,300	Corporate Office Properties Trust	1,804,950
67,600	Derwent London PLC (United Kingdom)	1,902,743
57,300	Digital Realty Trust, Inc.	2,198,601
10,170	SL Green Realty Corp.	950,488
		12,870,875
PROPERTY & CASUALTY INSURANCE – (2.32%)
44,600	Ambac Financial Group, Inc.	1,149,342
REAL ESTATE MANAGEMENT & DEVELOPMENT – (9.46%)
88,000	Forest City Enterprises, Inc., Class A	3,910,720
105,840	Minerva PLC* (United Kingdom)	283,372
22,700	Mitsui Fudosan Co., Ltd. (Japan)	493,765
		4,687,857
RESIDENTIAL REITS – (7.97%)
47,300	American Campus Communities, Inc.	1,270,005
12,300	AvalonBay Communities, Inc.	1,157,922
15,600	Essex Property Trust, Inc.	1,520,844
		3,948,771

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

December 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAIL REITS – (13.10%)
15,942	General Growth Properties, Inc.	$656,492
61,704	Kimco Realty Corp.	2,246,026
30,500	Regency Centers Corp.	1,966,945
33,000	Taubman Centers, Inc.	1,623,270
		6,492,733
SPECIALIZED REITS – (7.67%)
84,000	Ventas, Inc.	3,801,000
TRANSPORTATION – (7.55%)
35,700	Alexander & Baldwin, Inc.	1,842,477
22,800	Burlington Northern Santa Fe Corp.	1,897,644
		3,740,121

Total Common Stock – (identified cost $44,161,975)	44,326,555

PREFERRED STOCK – (0.17%)

RESIDENTIAL REITS – (0.17%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. – (identified
	cost $60,342)	82,945

CONVERTIBLE BONDS – (6.22%)

INDUSTRIAL REITS – (3.49%)
$1,747,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 4/1/37 (b)	1,729,530
OFFICE REITS – (0.18%)
104,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 3/30/27 (b)	88,400
RETAIL REITS – (2.55%)
1,558,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 4/15/27 (b)	1,265,875

	Total Convertible Bonds – (identified cost $3,353,030)	3,083,805

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

December 31, 2007

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (3.23%)

$586,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $586,153
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $597,720)	$586,000
508,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $508,127
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 08/01/33,
	total market value $518,160)	508,000
156,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $156,041
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $159,120)	156,000
350,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $350,090
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $357,000)	350,000

Total Short Term Investments – (identified cost $1,600,000)	1,600,000

Total Investments – (99.08%) – (identified cost $49,175,347) – (a)	49,093,305
Other Assets Less Liabilities – (0.92%)	454,655
Net Assets – (100%)	$49,547,960

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $49,175,398. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,871,977
Unrealized depreciation	(3,954,070)
Net unrealized depreciation	$(82,093)

(b)These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $3,083,805 or 6.22% of the Fund’s net assets, as of December 31, 2007.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2007

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$653,281,927	$115,967,431	$49,093,305
Cash	195,333	–	2,550
Receivables:
Dividends and interest	708,008	75,776	388,426
Capital stock sold	6,198,392	35,358	172,692
Investment securities sold	483,264	2,916,416	30,375
Prepaid expenses	7,521	1,423	725
Total assets	660,874,445	118,996,404	49,688,073

LIABILITIES:
Cash overdraft	–	2,116,301	–
Payables:
Capital stock redeemed	1,044,796	47,240	80,275
Investment securities purchased	617,531	–	–
Accrued audit fees	13,000	11,200	11,200
Accrued custodian fees	50,860	12,429	8,179
Accrued management fees	433,978	77,668	34,628
Other accrued expenses	15,346	6,266	5,831
Total liabilities	2,175,511	2,271,104	140,113

NET ASSETS	$658,698,934	$116,725,300	$49,547,960

SHARES OUTSTANDING (NOTE 4)	45,505,090	8,182,387	4,326,330

NET ASSET VALUE, offering, and
redemption price per share	$14.48	$14.27	$11.45

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$45,505	$8,182	$4,326
Additional paid-in capital	419,982,209	84,848,327	49,106,505
Undistributed net investment income	277,201	–	151,050
Accumulated net realized gains from
investments and foreign currency transactions	7,515,586	3,260,271	368,124
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	230,878,433	28,608,520	(82,045)
Net Assets	$658,698,934	$116,725,300	$49,547,960

* Including cost of	$422,405,333	$87,359,051	$49,175,347

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF OPERATIONS

For the year ended December 31, 2007

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$12,927,717	$2,337,866	$1,797,384
Interest	581,778	243,599	313,955
Total income	13,509,495	2,581,465	2,111,339
Expenses:
Management fees (Note 2)	5,281,313	1,068,776	567,310
Custodian fees	197,939	50,196	38,605
Transfer agent fees	15,119	8,841	7,810
Audit fees	19,200	16,800	16,800
Accounting fees (Note 2)	6,000	6,000	6,000
Legal fees	15,740	3,126	1,593
Reports to shareholders	59,323	19,613	1,725
Directors’ fees and expenses	112,983	26,726	16,449
Registration and filing fees	1,082	162	119
Miscellaneous	15,351	7,725	6,740
Total expenses	5,724,050	1,207,965	663,151
Expenses paid indirectly (Note 5)	(796)	(1,715)	(2,492)
Net expenses	5,723,254	1,206,250	660,659
Net investment income	7,786,241	1,375,215	1,450,680

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	43,031,156	10,449,299	13,885,406
Foreign currency transactions	(29,210)	(2,193)	(398)
Net change in unrealized appreciation
(depreciation) on investments and foreign
currency transactions	(19,413,272)	(19,591,174)	(26,189,367)
Net realized and unrealized gain (loss) on
investments and foreign currency	23,588,674	(9,144,068)	(12,304,359)
Net increase (decrease) in net assets resulting
from operations	$31,374,915	$(7,768,853)	$(10,853,679)

* Net of foreign taxes withheld as follows	$98,520	$1,017	$1,423

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2007

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$7,786,241	$1,375,215	$1,450,680
Net realized gain from investments and foreign
currency transactions	43,001,946	10,447,106	13,885,008
Net change in unrealized appreciation
(depreciation) on investments and foreign
currency transactions	(19,413,272)	(19,591,174)	(26,189,367)
Net increase (decrease) in net assets resulting
from operations	31,374,915	(7,768,853)	(10,853,679)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	(7,607,743)	(1,377,873)	(2,429,289)
Realized gains from investment transactions	(26,368,633)	(6,877,870)	(15,952,803)

CAPITAL SHARES TRANSACTIONS
(NOTE 4)	(110,527,933)	(23,057,164)	(10,954,364)

Total decrease in net assets	(113,129,394)	(39,081,760)	(40,190,135)

NET ASSETS:
Beginning of year	771,828,328	155,807,060	89,738,095
End of year*	$658,698,934	$116,725,300	$49,547,960

* Including undistributed net investment income of	$277,201	$–	$151,050

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$5,722,122	$844,169	$1,243,199
Net realized gain from investments and foreign
currency transactions	14,151,661	2,407,878	11,308,050
Net increase in unrealized appreciation
on investments and foreign currency
transactions	80,121,104	19,346,243	9,914,836
Net increase in net assets resulting from
operations	99,994,887	22,598,290	22,466,085

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	(5,581,446)	(842,056)	(2,403,658)
Realized gains from investment transactions	–	(98,309)	(8,766,221)

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	57,046,031	10,089,243	13,885,472

Total increase in net assets	151,459,472	31,747,168	25,181,678

NET ASSETS:
Beginning of year	620,368,856	124,059,892	64,556,417
End of year*	$771,828,328	$155,807,060	$89,738,095

* Including undistributed net investment income of	$127,913	$779	$205,756

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “the Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.   VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Funds’ investment adviser (“Adviser”), identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.   MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.  FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. During the year ended December 31, 2007, Davis Value Portfolio utilized approximately $7,115,000 of capital loss carryforward from prior years. At December 31, 2007, Davis Value Portfolio had no capital loss carryforwards available to offset future gains.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2007, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $29,210 and a corresponding increase in accumulated net realized gains; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $1,879 and a corresponding decrease in accumulated net realized gains; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $923,903 and a corresponding decrease in accumulated net realized gains. The Funds’ net assets have not been affected by the reclassifications.

The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2007	$7,607,743	$26,368,633	$–	$33,976,376
2006	5,581,446	–	–	5,581,446

Davis Financial Portfolio
2007	1,710,294	6,545,449	–	8,255,743
2006	842,056	98,309	–	940,365

Davis Real Estate Portfolio
2007	1,521,297	16,860,795	–	18,382,092
2006	1,887,906	9,281,973	–	11,169,879

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - (Continued)

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO	DAVIS REAL ESTATE PORTFOLIO
Undistributed net investment income	$277,201	$–	$–
Accumulated net realized gains from
investments and foreign currency
transactions	7,809,063	3,311,553	368,177
Net unrealized appreciation (depreciation)
on investments	230,584,956	28,557,238	(82,097)
Total	$238,671,220	$31,868,791	$286,080

J.   NEW ACCOUNTING PRONOUNCEMENT - In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser. The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2007 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,000 for each fund. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2007 were as follows:

	DAVIS	DAVIS	DAVIS
	VALUE	FINANCIAL	REAL ESTATE
	PORTFOLIO	PORTFOLIO	PORTFOLIO
Cost of purchases	$64,497,379	$22,716,011	$35,143,893
Proceeds of sales	$167,158,052	$42,342,665	$57,748,618

NOTE 4 - CAPITAL STOCK

At December 31, 2007, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2007
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	4,802,313	950,667	530,769
Shares issued in reinvestment of distributions	2,317,607	555,626	1,491,866
	7,119,920	1,506,293	2,022,635
Shares redeemed	(14,556,411)	(2,886,560)	(2,087,935)
Net decrease	(7,436,491)	(1,380,267)	(65,300)

Proceeds from shares sold	$73,108,317	$15,342,280	$10,811,044
Proceeds from shares issued in reinvestment of
distributions	33,976,494	8,255,743	18,382,092
	107,084,811	23,598,023	29,193,136
Cost of shares redeemed	(217,612,744)	(46,655,187)	(40,147,500)
Net decrease	$(110,527,933)	$(23,057,164)	$(10,954,364)

	Year ended December 31, 2006
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	11,945,395	2,006,880	919,623
Shares issued in reinvestment of distributions	380,703	57,524	539,914
	12,326,098	2,064,404	1,459,537
Shares redeemed	(7,955,715)	(1,474,873)	(793,313)
Net increase	4,370,383	589,531	666,224

Proceeds from shares sold	$157,592,888	$30,212,476	$18,459,121
Proceeds from shares issued in reinvestment of
distributions	5,581,115	940,365	11,169,879
	163,174,003	31,152,841	29,629,000
Cost of shares redeemed	(106,127,972)	(21,063,598)	(15,743,528)
Net increase	$57,046,031	$10,089,243	$13,885,472

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $796, $1,715, and $2,492 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2007.

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2007.

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in Davis Value Portfolio amounted to $8,672,487 or 1.32% of the Fund’s net assets as of December 31, 2007. The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $5,619,027 or 4.81% of the Fund’s net assets as of December 31, 2007. The aggregate value of restricted securities in Davis Financial Portfolio amounted to $5,160,527 or 4.42% of the Fund’s net assets as of December 31, 2007. Information concerning illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2007

Davis Value Portfolio	Merrill Lynch & Co., Inc., Private Placement	12/24/07	185,700	$48.00	$46.7016
Davis Financial Portfolio	Merrill Lynch & Co., Inc., Private Placement	12/24/07	110,500	$48.00	$46.7016
Davis Financial Portfolio	Oaktree Capital Group, LLC, Class A	05/21/07	14,000	$44.00	$32.7500

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS VALUE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.58	$12.77	$11.78	$10.57	$8.20

Income from Investment Operations:
Net Investment Income	0.17	0.11	0.12	0.09	0.07
Net Realized and Unrealized Gains	0.51	1.81	0.99	1.21	2.37
Total from Investment Operations	0.68	1.92	1.11	1.30	2.44

Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from Realized Gains	(0.61)	–	–	–	–
Return of Capital	–	–	–	– [4]	–
Distributions in Excess of Net
Investment Income	–	–	(0.01)	–	–
Total Dividends and Distributions	(0.78)	(0.11)	(0.12)	(0.09)	(0.07)

Net Asset Value, End of Period	$14.48	$14.58	$12.77	$11.78	$10.57

Total Return[1]	4.64%	15.00%	9.44%	12.33%	29.76%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$658,699	$771,828	$620,369	$684,723	$485,002
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.81%	0.81%	0.81%	0.82%
Net[3]	0.81%	0.81%	0.81%	0.81%	0.82%
Ratio of Net Investment Income
to Average Net Assets	1.11%	0.83%	0.87%	0.87%	0.90%
Portfolio Turnover Rate[2]	9%	19%	14%	4%	7%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[4]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS FINANCIAL PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.29	$13.83	$12.82	$11.66	$8.85

Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.09	0.07	0.04	0.04
Net Realized and Unrealized Gains (Losses)	(1.12)	2.47	1.00	1.16	2.81
Total from Investment Operations	(0.95)	2.56	1.07	1.20	2.85

Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.09)	(0.06)	(0.04)	(0.04)
Distributions from Realized Gains	(0.90)	(0.01)	–	–	–
Total Dividends and
Distributions	(1.07)	(0.10)	(0.06)	(0.04)	(0.04)

Net Asset Value, End of Period	$14.27	$16.29	$13.83	$12.82	$11.66

Total Return[1]	(6.05)%	18.50%	8.38%	10.32%	32.15%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$116,725	$155,807	$124,060	$109,274	$71,179
Ratio of Expenses to Average Net Assets:
Gross	0.85%	0.84%	0.85%	0.85%	0.90%
Net[3]	0.85%	0.84%	0.85%	0.85%	0.90%
Ratio of Net Investment Income
to Average Net Assets	0.97%	0.66%	0.52%	0.40%	0.48%
Portfolio Turnover Rate[2]	17%	9%	21%	6%	10%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS REAL ESTATE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$20.43	$17.33	$16.80	$13.47	$10.49

Income (Loss) from Investment Operations:
Net Investment Income	0.42)	0.34	0.30	0.34	0.44
Net Realized and Unrealized Gains (Losses)	(3.40)	5.58	1.86	4.07	3.34
Total from Investment Operations	(2.98)	5.92	2.16	4.41	3.78

Dividends and Distributions:
Dividends from Net Investment Income	(0.64)	(0.60)	(0.54)	(0.48)	(0.55)
Distributions from Realized Gains	(5.36)	(2.22)	(1.09)	(0.60)	(0.25)
Total Dividends and Distributions	(6.00)	(2.82)	(1.63)	(1.08)	(0.80)

Net Asset Value, End of Period	$11.45	$20.43	$17.33	$16.80	$13.47

Total Return[1]	(15.48)%	34.37%	13.14%	33.35%	36.79%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$49,548	$89,738	$64,556	$58,279	$35,663
Ratio of Expenses to Average Net Assets:
Gross	0.88%	0.86%	0.87%	0.89%	0.98%
Net[3]	0.87%	0.86%	0.87%	0.89%	0.98%
Ratio of Net Investment Income
to Average Net Assets	1.92%	1.63%	1.71%	2.30%	3.74%
Portfolio Turnover Rate[2]	49%	38%	28%	32%	22%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2007 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 8, 2008

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND INFORMATION

Federal Income Tax Information (Unaudited)

Davis Value Portfolio

During the calendar year ended 2007 the Fund declared and paid long-term capital gain distributions in the amount of $26,368,633.

Income dividends paid by the Fund during the calendar year ended 2007 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends received deduction.

Davis Financial Portfolio

During the calendar year ended 2007 the Fund declared and paid long-term capital gain distributions in the amount of $6,545,449.

Income dividends paid by the Fund during the calendar year ended 2007 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Davis Real Estate Portfolio

During the calendar year ended 2007 the Fund declared and paid long-term capital gain distributions in the amount of $16,860,795.

Dividends paid by the Fund during the calendar year ended 2007, which are not designated as capital gain distributions, should be multiplied by 42% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President – Davis Value Portfolio, Davis Financial
John S. Gates, Jr.	Portfolio, & Vice President – Davis Real Estate Portfolio
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	President – Davis Real Estate Portfolio,
G. Bernard Hamilton	Vice President – Davis Value Portfolio, Davis Financial
Samuel H. Iapalucci	Portfolio
Robert P. Morgenthau	Kenneth C. Eich
Christian R. Sonne	Executive Vice President & Principal
Marsha Williams	Executive Officer
Sharra L. Haynes
Vice President & Chief Compliance Officer
Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

Management’s Discussion and Analysis	2

Fund Overview	5

Fund Performance	7

Schedule of Investments	9

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	22

Report of Independent Registered Public Accounting Firm	23

Fund Information	24

Directors and Officers	25

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Value Portfolio

Davis Value Portfolio delivered a total return on net asset value of 4.64% for the year ended December 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 5.49%. Eight of the ten sectors3 within the Index had positive returns, with financial and consumer discretionary companies turning in negative returns. The sectors that turned in the strongest performance were energy, materials, and utilities.

Key Contributors to Performance

The energy sector was the top-performing group of the Index. Energy companies were also the most important contributors4 to the Portfolio’s performance over the year. The Portfolio’s energy companies out-performed the corresponding sector within the Index (up 47% versus 34% for the Index) and the Portfolio also benefited from a higher relative average weighting in this sector (13% versus 11% for the Index). Occidental Petroleum5, ConocoPhillips, China Coal Energy, EOG Resources, Devon Energy, and Transocean were among the top contributors to performance.

The Portfolio made a significant investment in consumer staple companies and they were the second most important contributors to performance. The Portfolio’s consumer staple companies out-performed the sector within the Index (up 22% versus 14% for the Index) and the Portfolio also benefited from a higher relative weighting in this sector (15% versus 10% for the Index). Costco Wholesale and Altria were among the top contributors to performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

Key Detractors from Performance

Key detractors from the Portfolio’s performance relative to the Index over the year were that the Portfolio had a higher weighting in financial companies (37% versus 21% for the Index), which was a poorly performing sector, a lower weighting in technology companies (6% versus 16% for the Index), which was a strongly performing sector, and poor stock selection among material companies.

The financial sector was the worst performing sector of the Index. The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 8% versus down 19% for the Index), but were still the largest detractors from performance. A higher relative average weighting in this sector detracted from both absolute and relative performance. While Berkshire Hathaway was among the top contributors to performance, Citigroup, American International Group, Wachovia, American Express, Moody’s, and Ambac Financial Group were among the top detractors from performance.

The weak performance of the Portfolio’s consumer discretionary companies (down 16% versus down 13% for the Index), along with a higher relative average weighting in this sector (12% versus 10% for the Index) detracted from both absolute and relative performance. While Amazon.com was among the top contributors to performance, Comcast and Harley-Davidson were among the top detractors from performance.

2

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The annual gross operating expense ratio for the year ended December 31, 2007 was 0.81%. The following table lists the average annual total returns for the periods ended December 31, 2007.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	4.64%	13.93%	5.81%
Standard & Poor’s 500® Index	5.49%	12.82%	2.38%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annual operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the S&P 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS VALUE PORTFOLIO

FUND OVERVIEW

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	85.30%	Energy	16.31%	12.86%
Common Stock (Foreign)	13.14%	Insurance	15.69%	4.31%
Convertible Bonds	0.28%	Diversified Financials	13.47%	8.55%
Short Term Investments	0.46%	Technology	8.89%	16.78%
Other Assets & Liabilities	0.82%	Food & Staples Retailing	7.71%	2.37%
	100.00%	Food, Beverage & Tobacco	6.37%	5.31%
		Media	5.67%	2.81%
		Banks	4.63%	3.69%
		Materials	4.12%	3.33%
		Health Care	4.02%	11.97%
		Transportation	2.97%	1.77%
		Other	2.26%	7.63%
		Retailing	2.15%	2.63%
		Household & Personal Products	1.62%	2.55%
		Telecommunication Services	1.56%	3.63%
		Capital Goods	1.30%	9.28%
		Automobiles & Components	1.26%	0.53%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Costco Wholesale Corp.	Food & Staples Retailing	4.63%
ConocoPhillips	Energy	4.58%
American Express Co.	Consumer Finance	3.95%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.87%
Altria Group, Inc.	Food, Beverage & Tobacco	3.63%
American International Group, Inc.	Multi-Line Insurance	3.51%
JPMorgan Chase & Co.	Diversified Financial Services	3.48%
Occidental Petroleum Corp.	Energy	3.13%
Devon Energy Corp.	Energy	2.63%
Microsoft Corp.	Software & Services	2.47%

5

DAVIS VALUE PORTFOLIO

FUND OVERVIEW - (Continued)

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 0.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Agilent Technologies, Inc.	Technology Hardware & Equipment	03/26/07	0.58%
China Shipping Development Co. Ltd. - H	Transportation	07/19/07	0.33%
E*TRADE Financial Corp.	Capital Markets	02/15/07	0.02%
Google Inc., Class A	Software & Services	06/27/07	0.56%
Grupo Televisa S.A., ADR	Media	10/02/07	0.36%
Hang Lung Group Ltd.	Real Estate	04/30/07	0.38%
MBIA Inc.	Property & Casualty Insurance	12/07/07	0.13%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	12/24/07	1.32%
Millea Holdings, Inc.	Property & Casualty Insurance	03/27/07	0.87%
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	06/01/07	0.51%
Sino-Forest Corp.	Materials	09/05/07	0.29%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	09/12/07	0.67%
Toll Holdings Ltd.	Transportation	05/01/07	0.15%

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Apollo Group, Inc., Class A	Consumer Services	07/06/07	$218,852
Chubb Corp.	Property & Casualty Insurance	11/09/07	722,231
Expedia, Inc.	Retailing	11/13/07	483,102
Gannett Co., Inc.	Media	12/17/07	(722,896)
IAC/InterActiveCorp	Retailing	09/25/07	153,547
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	05/31/07	4,516,490
Nokia Oyj, ADR	Technology Hardware & Equipment	09/18/07	1,454,243

6

DAVIS VALUE PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	4.64%		(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Five-Year	13.93%	Actual	$1,000.00	$976.70	$4.09
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2007)	5.81%	before expenses)	$1,000.00	$1,021.07	$4.18

*Expenses are equal to the Fund’s annualized expense ratio (0.82%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2007 the value of your investment would have grown to $16,159 – a 61.59% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,214 – a 22.14% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

7

DAVIS VALUE PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/07 to 12/31/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

8

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.44%)

AUTOMOBILES & COMPONENTS – (1.24%)
175,400	Harley-Davidson, Inc.	$8,192,934
CAPITAL GOODS – (1.29%)
214,114	Tyco International Ltd.	8,489,620
CAPITAL MARKETS – (4.30%)
118,070	Ameriprise Financial, Inc.	6,506,838
178,700	Bank of New York Mellon Corp.	8,713,412
37,470	E*TRADE Financial Corp.*	131,707
185,700	Merrill Lynch & Co., Inc., Private Placement (b)	8,672,487
54,650	Morgan Stanley	2,902,461
17,330	State Street Corp.	1,407,196
		28,334,101
COMMERCIAL BANKS – (4.58%)
102,770	Commerce Bancorp, Inc.	3,919,648
195,260	HSBC Holdings PLC (United Kingdom)	3,272,725
259,744	Wachovia Corp.	9,878,064
432,900	Wells Fargo & Co.	13,069,251
		30,139,688
COMMERCIAL SERVICES & SUPPLIES – (0.88%)
65,400	D&B Corp.	5,796,402
CONSUMER DURABLES & APPAREL – (0.20%)
17,799	Hunter Douglas NV (Netherlands)	1,318,847
CONSUMER FINANCE – (4.01%)
499,850	American Express Co.	26,002,197
27,350	Discover Financial Services	412,438
		26,414,635
CONSUMER SERVICES – (0.77%)
273,940	H&R Block, Inc.	5,087,066
DIVERSIFIED FINANCIAL SERVICES – (4.98%)
193,043	Citigroup Inc.	5,683,186
525,048	JPMorgan Chase & Co.	22,918,345
118,200	Moody’s Corp.	4,219,740
		32,821,271
ENERGY – (16.10%)
114,200	Canadian Natural Resources Ltd. (Canada)	8,352,588
2,659,900	China Coal Energy Co. - H (China)	8,374,656
341,522	ConocoPhillips	30,156,393
194,870	Devon Energy Corp.	17,325,892
166,820	EOG Resources, Inc.	14,888,685

9

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
267,800	Occidental Petroleum Corp.	$20,617,922
44,144	Transocean Inc.*	6,319,214
		106,035,350
FOOD & STAPLES RETAILING – (7.61%)
436,600	Costco Wholesale Corp.	30,479,046
230,971	CVS Caremark Corp.	9,181,097
220,200	Wal-Mart Stores, Inc.	10,466,106
		50,126,249
FOOD, BEVERAGE & TOBACCO – (6.28%)
316,400	Altria Group, Inc.	23,913,512
102,900	Diageo PLC, ADR (United Kingdom)	8,831,907
133,806	Heineken Holding NV (Netherlands)	7,576,793
27,300	Hershey Co.	1,075,620
		41,397,832
HEALTH CARE EQUIPMENT & SERVICES – (3.97%)
84,900	Cardinal Health, Inc.	4,902,975
213,414	Covidien Ltd.	9,452,106
64,580	Express Scripts, Inc.*	4,707,882
121,200	UnitedHealth Group Inc.	7,053,840
		26,116,803
HOUSEHOLD & PERSONAL PRODUCTS – (1.60%)
72,500	Avon Products, Inc.	2,865,925
104,100	Procter & Gamble Co.	7,643,022
		10,508,947
INSURANCE BROKERS – (0.62%)
85,400	Aon Corp.	4,072,726
LIFE & HEALTH INSURANCE – (0.54%)
34,680	Principal Financial Group, Inc.	2,387,371
21,100	Sun Life Financial Inc. (Canada)	1,180,334
		3,567,705
MATERIALS – (4.07%)
71,300	BHP Billiton PLC (United Kingdom)	2,194,235
49,180	Martin Marietta Materials, Inc.	6,521,268
25,800	Rio Tinto PLC (United Kingdom)	2,730,678
414,010	Sealed Air Corp.	9,580,191
87,300	Sino-Forest Corp.* (Canada)	1,896,461
48,790	Vulcan Materials Co.	3,858,801
		26,781,634

10

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (5.59%)
747,581	Comcast Corp., Special Class A*	$13,568,595
99,800	Grupo Televisa S.A., ADR (Mexico)	2,372,246
50,500	Lagardere S.C.A. (France)	3,786,922
18,290	Liberty Media Corp. - Capital, Series A*	2,134,717
494,300	News Corp., Class A	10,128,207
114,682	Virgin Media Inc.	1,961,636
45,100	WPP Group PLC, ADR (United Kingdom)	2,899,704
		36,852,027
MULTI-LINE INSURANCE – (5.87%)
396,997	American International Group, Inc.	23,144,925
308,000	Loews Corp.	15,504,720
		38,649,645
PROPERTY & CASUALTY INSURANCE – (7.47%)
52,440	Ambac Financial Group, Inc.	1,351,379
180	Berkshire Hathaway Inc., Class A*	25,488,000
331	Berkshire Hathaway Inc., Class B*	1,567,616
1,150	Markel Corp.*	564,765
46,800	MBIA Inc.	871,884
170,100	Millea Holdings, Inc. (Japan)	5,740,294
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	3,332,799
537,600	Progressive Corp. (Ohio)	10,300,416
		49,217,153
REAL ESTATE – (0.38%)
457,000	Hang Lung Group Ltd. (Hong Kong)	2,511,408
REINSURANCE – (0.99%)
89,977	Transatlantic Holdings, Inc.	6,538,629
RETAILING – (2.12%)
23,700	Amazon.com, Inc.*	2,197,227
107,100	Bed Bath & Beyond Inc.*	3,148,204
191,700	CarMax, Inc.*	3,786,075
91,150	Liberty Media Corp. - Interactive, Series A*	1,739,598
97,470	Lowe’s Cos, Inc.	2,204,771
8,900	Sears Holdings Corp.*	908,957
		13,984,832

11

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.67%)
133,000	Texas Instruments Inc.	$4,442,200
SOFTWARE & SERVICES – (4.62%)
5,380	Google Inc., Class A*	3,719,813
281,499	Iron Mountain Inc.*	10,421,093
457,630	Microsoft Corp.	16,289,340
		30,430,246
TECHNOLOGY HARDWARE & EQUIPMENT – (3.48%)
104,850	Agilent Technologies, Inc.*	3,852,189
265,400	Dell Inc.*	6,508,935
96,970	Hewlett-Packard Co.	4,895,046
206,214	Tyco Electronics Ltd.	7,656,726
		22,912,896
TELECOMMUNICATION SERVICES – (1.27%)
121,650	SK Telecom Co., Ltd., ADR (South Korea)	3,630,036
359,400	Sprint Nextel Corp.	4,718,922
		8,348,958
TRANSPORTATION – (2.94%)
71,600	Asciano Group (Australia)	440,079
1,240,900	China Merchants Holdings International Co., Ltd. (China)	7,734,340
824,000	China Shipping Development Co. Ltd. - H (China)	2,176,931
939,200	Cosco Pacific Ltd. (China)	2,481,278
29,000	Kuehne & Nagel International AG, Registered (Switzerland)	2,779,225
96,057	Toll Holdings Ltd. (Australia)	965,726
38,950	United Parcel Service, Inc., Class B	2,754,544
		19,332,123

	Total Common Stock – (identified cost $417,767,333)	648,421,927

CONVERTIBLE BONDS – (0.28%)

TELECOMMUNICATION SERVICES – (0.28%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	1,822,000

12

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (0.46%)

$1,113,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $1,113,291
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $1,135,260)	$1,113,000
964,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $964,241
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 08/01/33,
	total market value $983,280)	964,000
297,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $297,078
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $302,940)	297,000
664,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $664,171
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $677,280)	664,000

	Total Short Term Investments – (identified cost $3,038,000)	3,038,000

	Total Investments – (99.18%) – (identified cost $422,405,333) – (a)	653,281,927
	Other Assets Less Liabilities – (0.82%)	5,417,007
	Net Assets – (100%)	$658,698,934

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $422,698,810. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$245,984,732
Unrealized depreciation	(15,401,615)
Net unrealized appreciation	$230,583,117

(b)	Illiquid & Restricted Security – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2007

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $422,405,333)	$653,281,927
Cash	195,333
Receivables:
Dividends and interest	708,008
Capital stock sold	6,198,392
Investment securities sold	483,264
Prepaid expenses	7,521
Total assets	660,874,445
LIABILITIES:
Payables:
Capital stock redeemed	1,044,796
Investment securities purchased	617,531
Accrued expenses	79,206
Accrued management fees	433,978
Total liabilities	2,175,511

NET ASSETS	$658,698,934

SHARES OUTSTANDING (NOTE 4)	45,505,090

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$14.48

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$45,505
Additional paid-in capital	419,982,209
Undistributed net investment income	277,201
Accumulated net realized gains from investments and foreign currency transactions	7,515,586
Net unrealized appreciation on investments and foreign currency transactions	230,878,433
Net Assets	$658,698,934

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2007

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $98,520)		$12,927,717
Interest		581,778
Total income		13,509,495

Expenses:
Management fees (Note 2)	$5,281,313
Custodian fees	197,939
Transfer agent fees	15,119
Audit fees	19,200
Accounting fees (Note 2)	6,000
Legal fees	15,740
Reports to shareholders	59,323
Directors’ fees and expenses	112,983
Registration and filing fees	1,082
Miscellaneous	15,351
Total expenses		5,724,050
Expenses paid indirectly (Note 5)		(796)
Net expenses		5,723,254
Net investment income		7,786,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		43,031,156
Foreign currency transactions		(29,210)
Net decrease in unrealized appreciation on investments and foreign currency
transactions		(19,413,272)
Net realized and unrealized gain on investments and foreign currency
transactions		23,588,674
Net increase in net assets resulting from operations		$31,374,915

See Notes to Financial Statements

15

DAVIS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
OPERATIONS:
Net investment income	$7,786,241	$5,722,122
Net realized gain from investments and foreign
currency transactions	43,001,946	14,151,661
Net increase (decrease) in unrealized appreciation on
investments and foreign currency transactions	(19,413,272)	80,121,104
Net increase in net assets resulting from operations	31,374,915	99,994,887

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(7,607,743)	(5,581,446)
Realized gains from investment transactions	(26,368,633)	–

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(110,527,933)	57,046,031

Total increase (decrease) in net assets	(113,129,394)	151,459,472

NET ASSETS:
Beginning of year	771,828,328	620,368,856
End of year*	$658,698,934	$771,828,328

* Including undistributed net investment income of	$277,201	$127,913

See Notes to Financial Statements

16

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

17

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. During the year ended December 31, 2007, Davis Value Portfolio utilized approximately $7,115,000 of capital loss carryforward from prior years. At December 31, 2007, Davis Value Portfolio had no capital loss carryforwards available to offset future gains.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

18

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. During the year ended December 31, 2007, amounts have been reclassified to reflect a decrease in undistributed net investment income of $29,210 and a corresponding increase in accumulated net realized gains. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$7,607,743	$5,581,446
Long-term capital gain	26,368,633	–
Total	$33,976,376	$5,581,446

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$277,201
Accumulated net realized gain from investments and foreign currency transactions	7,809,063
Net unrealized appreciation on investments	230,584,956
Total	$238,671,220

J.   NEW ACCOUNTING PRONOUNCEMENT - In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

19

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2007 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2007 were $64,497,379 and $167,158,052, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2007, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2007	2006
Shares sold	4,802,313	11,945,395
Shares issued in reinvestment of distributions	2,317,607	380,703
	7,119,920	12,326,098
Shares redeemed	(14,556,411)	(7,955,715)
Net increase (decrease)	(7,436,491)	4,370,383

Proceeds from shares sold	$73,108,317	$157,592,888
Proceeds from shares issued in reinvestment of distributions	33,976,494	5,581,115
	107,084,811	163,174,003
Cost of shares redeemed	(217,612,744)	(106,127,972)
Net increase (decrease)	$(110,527,933)	$57,046,031

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $796 during the year ended December 31, 2007.

20

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2007.

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in the Fund amounted to $8,672,487 or 1.32% of the Fund’s net assets as of December 31, 2007. Information concerning illiquid and restricted securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2007

Merrill Lynch & Co., Inc., Private Placement	12/24/07	185,700	$48.00	$46.7016

21

DAVIS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.58	$12.77	$11.78	$10.57	$8.20

Income from Investment Operations:
Net Investment Income	0.17	0.11	0.12	0.09	0.07
Net Realized and Unrealized Gains	0.51	1.81	0.99	1.21	2.37
Total from Investment Operations	0.68	1.92	1.11	1.30	2.44

Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from Realized Gains	(0.61)	–	–	–	–
Return of Capital	–	–	–	– [4]	–
Distributions in Excess of Net
Investment Income	–	–	(0.01)	–	–
Total Dividends and Distributions	(0.78)	(0.11)	(0.12)	(0.09)	(0.07)

Net Asset Value, End of Period	$14.48	$14.58	$12.77	$11.78	$10.57

Total Return[1]	4.64%	15.00%	9.44%	12.33%	29.76%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$658,699	$771,828	$620,369	$684,723	$485,002
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.81%	0.81%	0.81%	0.82%
Net[3]	0.81%	0.81%	0.81%	0.81%	0.82%
Ratio of Net Investment Income
to Average Net Assets	1.11%	0.83%	0.87%	0.87%	0.90%
Portfolio Turnover Rate[2]	9%	19%	14%	4%	7%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

4  Less than $0.005 per share.

See Notes to Financial Statements

22

DAVIS VALUE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 8, 2008

23

DAVIS VALUE PORTFOLIO

FUND INFORMATION

Federal Income Tax Information (Unaudited)

During the calendar year ended 2007 the Fund declared and paid long-term capital gain distributions in the amount of $26,368,633.

Income dividends paid by the Fund during the calendar year ended 2007 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

25

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

26

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

27

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

28

Management’s Discussion and Analysis	2

Fund Overview	5

Fund Performance	7

Schedule of Investments	9

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	19

Report of Independent Registered Public Accounting Firm	20

Fund Information	21

Directors and Officers	22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Financial Portfolio

Davis Financial Portfolio delivered a negative return on net asset value of 6.05% for the year ended December 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 5.49%. Financial companies as a whole turned in the weakest performance of the sectors3 within the Index. The banking, diversified financial, real estate, and insurance industry groups of the Index all turned in negative performance.

Key Contributors to Performance

Insurance companies were the most important contributors4 to the Portfolio’s performance, out-performing the corresponding industry group within the Index (up 9% versus down 6% for the Index). China Life5, Loews, and Transatlantic Holdings were among the top contributors to performance. American International Group, Progressive, and MBIA were among the top detractors from performance.

Banking companies were the second most important contributors to performance, out-performing the corresponding industry group within the Index (up 13% versus down 30% for the Index). State Bank of India, Commerce Bancorp, and ICICI Bank were among the top contributors to performance. Wells Fargo was among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 19% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

Key Detractors from Performance

Diversified financial companies represented the Portfolio’s second largest holdings over the year and were the most important detractors from performance. The Portfolio’s diversified financial companies under-performed the corresponding industry group within the Index (down 25% versus down 19% for the Index). Bank of New York Mellon and Mellon Financial (merged with Bank of New York in July 2007) were among the top contributors to performance. First Marblehead, Moody’s, American Express, and JPMorgan Chase were among the top detractors from performance.

The Portfolio’s non-financial holdings overall detracted from performance. Sealed Air and H&R Block were among the top detractors from performance.

2

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The annual gross operating expense ratio for the year ended December 31, 2007 was 0.85%. The following table lists the average annual total returns for the periods ended December 31, 2007.

			PORTFOLIO’S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio	(6.05)%	11.96%	5.64%
Standard & Poor’s 500® Index	5.49%	12.82%	2.38%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annual operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the S&P 500® Index are divided into ten sectors. One or more industry groups make up a sector.

3

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.37%	Insurance	39.69%	4.31%
Common Stock (Foreign)	18.98%	Diversified Financials	34.94%	8.55%
Other Assets & Liabilities	0.65%	Banks	12.81%	3.69%
	100.00%	Energy	5.09%	12.86%
		Commercial Services & Supplies	3.36%	0.46%
		Materials	2.43%	3.33%
		Consumer Services	1.68%	1.55%
		Technology	–	16.78%
		Health Care	–	11.97%
		Capital Goods	–	9.28%
		Food, Beverage & Tobacco	–	5.31%
		Other	–	21.91%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Transatlantic Holdings, Inc.	Reinsurance	10.80%
American Express Co.	Consumer Finance	9.93%
Loews Corp.	Multi-Line Insurance	8.00%
State Bank of India Ltd., GDR	Commercial Banks	6.50%
Bank of New York Mellon Corp.	Capital Markets	5.43%
JPMorgan Chase & Co.	Diversified Financial Services	5.07%
Canadian Natural Resources Ltd.	Energy	5.05%
Markel Corp.	Property & Casualty Insurance	4.96%
American International Group, Inc.	Multi-Line Insurance	4.80%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	4.42%

5

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW - (Continued)

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 1.00% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/06/07	0.52%
Canadian Natural Resources Ltd.	Energy	11/21/07	5.05%
MBIA Inc.	Property & Casualty Insurance	11/06/07	0.49%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	12/24/07	4.42%
Oaktree Capital Group, LLC, Class A	Diversified Financial Services	05/21/07	0.39%
RHJ International	Capital Markets	05/30/07	0.87%

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	03/06/07	$2,050,578
Covidien Ltd.	Health Care Equipment & Services	11/26/07	330,093
Tyco Electronics Ltd.	Technology Hardware & Equipment	12/24/07	345,839
Tyco International Ltd.	Capital Goods	11/28/07	(17,449)
Wachovia Corp.	Commercial Banks	06/01/07	1,589,024

6

DAVIS FINANCIAL PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	(6.05)%		(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Five-Year	11.96%	Actual	$1,000.00	$908.84	$4.09
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2007)	5.64%	before expenses)	$1,000.00	$1,020.92	$4.33

*Expenses are equal to the Fund’s annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2007 the value of your investment would have grown to $15,941 – a 59.41% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,214 – a 22.14% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

7

DAVIS FINANCIAL PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/07 to 12/31/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

8

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.35%)

CAPITAL MARKETS – (13.19%)
52,360	Ameriprise Financial, Inc.	$2,885,559
130,000	Bank of New York Mellon Corp.	6,338,800
110,500	Merrill Lynch & Co., Inc., Private Placement (b)(c)	5,160,527
62,000	RHJ International* (Belgium)	1,015,248
		15,400,134
COMMERCIAL BANKS – (12.73%)
18,600	Commerce Bancorp, Inc.	709,404
215,699	HSBC Holdings PLC (United Kingdom)	3,615,300
10,500	ICICI Bank Ltd., ADR (India)	645,750
62,148	State Bank of India Ltd., GDR (India)	7,582,056
76,400	Wells Fargo & Co.	2,306,516
		14,859,026
COMMERCIAL SERVICES & SUPPLIES – (3.34%)
44,000	D&B Corp.	3,899,720
CONSUMER FINANCE – (12.39%)
222,800	American Express Co.	11,590,056
188,050	First Marblehead Corp.	2,877,165
		14,467,221
CONSUMER SERVICES – (1.67%)
105,000	H&R Block, Inc.	1,949,850
DIVERSIFIED FINANCIAL SERVICES – (9.13%)
135,548	JPMorgan Chase & Co.	5,916,670
119,900	Moody’s Corp.	4,280,430
14,000	Oaktree Capital Group, LLC, Class A (b)	458,500
		10,655,600
ENERGY – (5.05%)
80,600	Canadian Natural Resources Ltd. (Canada)	5,895,084
LIFE & HEALTH INSURANCE – (2.92%)
44,533	China Life Insurance Co., Ltd., ADR (China)	3,406,774
MATERIALS – (2.42%)
121,900	Sealed Air Corp.	2,820,766
MULTI-LINE INSURANCE – (12.80%)
96,187	American International Group, Inc.	5,607,702
185,400	Loews Corp.	9,333,036
		14,940,738

9

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (10.34%)
23,700	Ambac Financial Group, Inc.	$610,749
44,800	FPIC Insurance Group, Inc.*	1,923,936
11,800	Markel Corp.*	5,794,980
30,600	MBIA Inc.	570,078
165,300	Progressive Corp. (Ohio)	3,167,148
		12,066,891
REINSURANCE – (13.37%)
29,900	Everest Re Group, Ltd.	3,001,960
173,437	Transatlantic Holdings, Inc.	12,603,667
		15,605,627

	Total Common Stock – (identified cost $87,359,051)	115,967,431

Total Investments – (99.35%) – (identified cost $87,359,051) – (a)	115,967,431
Other Assets Less Liabilities – (0.65%)	757,869
Net Assets – (100%)	$116,725,300

*Non-Income Producing Security.

ADR:	American Depositary Receipt

GDR:	Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $87,410,333. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$31,652,195
Unrealized depreciation	(3,095,097)
Net unrealized appreciation	$28,557,098

(b)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

(c)	Restricted Security – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2007

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $87,359,051)	$115,967,431
Receivables:
Dividends and interest	75,776
Capital stock sold	35,358
Investment securities sold	2,916,416
Prepaid expenses	1,423
Total assets	118,996,404
LIABILITIES:
Cash overdraft	2,116,301
Payables:
Capital stock redeemed	47,240
Accrued expenses	29,895
Accrued management fees	77,668
Total liabilities	2,271,104

NET ASSETS	$116,725,300

SHARES OUTSTANDING (NOTE 4)	8,182,387

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$14.27

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$8,182
Additional paid-in capital	84,848,327
Accumulated net realized gains from investments and foreign currency transactions	3,260,271
Net unrealized appreciation on investments and foreign currency transactions	28,608,520
Net Assets	$116,725,300

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2007

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $1,017)		$2,337,866
Interest		243,599
Total income		2,581,465

Expenses:
Management fees (Note 2)	$1,068,776
Custodian fees	50,196
Transfer agent fees	8,841
Audit fees	16,800
Accounting fees (Note 2)	6,000
Legal fees	3,126
Reports to shareholders	19,613
Directors’ fees and expenses	26,726
Registration and filing fees	162
Miscellaneous	7,725
Total expenses		1,207,965
Expenses paid indirectly (Note 5)		(1,715)
Net expenses		1,206,250
Net investment income		1,375,215

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		10,449,299
Foreign currency transactions		(2,193)
Net decrease in unrealized appreciation on investments and foreign currency
transactions		(19,591,174)
Net realized and unrealized loss on investments and foreign currency
transactions		(9,144,068)
Net decrease in net assets resulting from operations		$(7,768,853)

See Notes to Financial Statements

12

DAVIS FINANCIAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
OPERATIONS:
Net investment income	$1,375,215	$844,169
Net realized gain from investments and foreign
currency transactions	10,447,106	2,407,878
Net increase (decrease) in unrealized appreciation on
investments and foreign currency transactions	(19,591,174)	19,346,243
Net increase (decrease) in net assets resulting from
operations	(7,768,853)	22,598,290

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(1,377,873)	(842,056)
Realized gains from investment transactions	(6,877,870)	(98,309)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(23,057,164)	10,089,243

Total increase (decrease) in net assets	(39,081,760)	31,747,168

NET ASSETS:
Beginning of year	155,807,060	124,059,892
End of year*	$116,725,300	$155,807,060

*Including undistributed net investment income of	$–	$779

See Notes to Financial Statements

13

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.   VALUATION OF SECURITIES - The Fund calculates the net asset value of shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

14

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

15

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. During the year ended December 31, 2007, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $1,879 and a corresponding decrease in accumulated net realized gains. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$1,710,294	$842,056
Long-term capital gain	6,545,449	98,309
Total	$8,255,743	$940,365

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gains from investments and foreign currency transactions	$3,311,553
Net unrealized appreciation on investments	28,557,238
Total	$31,868,791

J.   NEW ACCOUNTING PRONOUNCEMENT - In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

16

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2007 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2007 were $22,716,011 and $42,342,665, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2007, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2007	2006
Shares sold	950,667	2,006,880
Shares issued in reinvestment of distributions	555,626	57,524
	1,506,293	2,064,404
Shares redeemed	(2,886,560)	(1,474,873)
Net increase (decrease)	(1,380,267)	589,531

Proceeds from shares sold	$15,342,280	$30,212,476
Proceeds from shares issued in reinvestment of distributions	8,255,743	940,365
	23,598,023	31,152,841
Cost of shares redeemed	(46,655,187)	(21,063,598)
Net increase (decrease)	$(23,057,164)	$10,089,243

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,715 during the year ended December 31, 2007.

17

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2007.

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in the Fund amounted to $5,619,027 or 4.81% of the Fund’s net assets as of December 31, 2007. The aggregate value of restricted securities in the Fund amounted to $5,160,527 or 4.42% of the Fund’s net assets as of December 31, 2007. Information concerning illiquid and restricted securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2007

Merrill Lynch & Co., Inc., Private Placement	12/24/07	110,500	$48.00	$46.7016
Oaktree Capital Group, LLC, Class A	05/21/07	14,000	$44.00	$32.7500

18

DAVIS FINANCIAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.29	$13.83	$12.82	$11.66	$8.85

Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.09	0.07	0.04	0.04
Net Realized and Unrealized Gains (Losses)	(1.12)	2.47	1.00	1.16	2.81
Total from Investment Operations	(0.95)	2.56	1.07	1.20	2.85

Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.09)	(0.06)	(0.04)	(0.04)
Distributions from Realized Gains	(0.90)	(0.01)	–	–	–
Total Dividends and
Distributions	(1.07)	(0.10)	(0.06)	(0.04)	(0.04)

Net Asset Value, End of Period	$14.27	$16.29	$13.83	$12.82	$11.66

Total Return[1]	(6.05)%	18.50%	8.38%	10.32%	32.15%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$116,725	$155,807	$124,060	$109,274	$71,179
Ratio of Expenses to Average Net Assets:
Gross	0.85%	0.84%	0.85%	0.85%	0.90%
Net[3]	0.85%	0.84%	0.85%	0.85%	0.90%
Ratio of Net Investment Income
to Average Net Assets	0.97%	0.66%	0.52%	0.40%	0.48%
Portfolio Turnover Rate[2]	17%	9%	21%	6%	10%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

19

DAVIS FINANCIAL PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 8, 2008

20

DAVIS FINANCIAL PORTFOLIO

FUND INFORMATION

Federal Income Tax Information (Unaudited)

During the calendar year ended 2007 the Fund declared and paid long-term capital gain distributions in the amount of $6,545,449.

Income dividends paid by the Fund during the calendar year ended 2007 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

24

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

25

Management’s Discussion and Analysis	2

Fund Overview	5

Fund Performance	8

Schedule of Investments	10

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Notes to Financial Statements	16

Financial Highlights	21

Report of Independent Registered Public Accounting Firm	22

Fund Information	23

Directors and Officers	24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Real Estate Portfolio

Davis Real Estate Portfolio delivered a negative return on net asset value of 15.48% for the year ended December 31, 20071. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 17.66%. Seven of the eight sub-industries3 within the Index delivered negative returns, including diversified REITs, residential REITs, real estate management & development, and office REITs, all down 20% or more.

Key Contributors to Performance

Transportation companies were the most important contributors4 to the Portfolio’s performance. Florida East Coast Industries5, Alexander & Baldwin, and Burlington Northern Santa Fe were among the top contributors to performance. The Portfolio no longer owns Florida East Coast Industries.

The Portfolio maintained a cash position over the year and this aided relative performance during the weak market for real estate companies.

Other key contributors to the Portfolio’s performance included Ventas, ProLogis, and Macerich. The Portfolio no longer owns Macerich.

Key Detractors from Performance

Office REITs represented the Portfolio’s largest holdings over the year and were the most important detractors from performance. The Portfolio’s office REITs performed in line with the corresponding sub-industry within the Index (both down 20%). Alexandria Real Estate Equities was among the top contributors to performance. Corporate Office Properties, Duke Realty, Derwent London, and SL Green Realty were among the top detractors from performance. The Portfolio no longer owns Duke Realty.

Real estate management & development companies were the second most important detractors from performance. The Portfolio’s real estate management & development companies under-performed the corresponding sub-industry within the Index (down 34% versus down 24% for the Index). Forest City Enterprises and Minerva were among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 6% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

Other individual companies detracting from performance included Cousins Properties, Brixton, and Kimco Realty.

2

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The annual gross operating expense ratio for the year ended December 31, 2007 was 0.88%. The following table lists the average annual total returns for the periods ended December 31, 2007.

	1-YEAR	5-YEAR	PORTFOLIO'S INCEPTION (July 1, 1999)
Davis Real Estate Portfolio	(15.48)%	18.57%	13.25%
Dow Jones Wilshire Real Estate Securities Index	(17.66)%	18.63%	14.49%
Standard & Poor’s 500® Index	5.49%	12.82%	2.38%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annual operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3   The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into eight sub-industries.

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock (U.S.)	83.16%
Common Stock (Foreign)	6.30%		Fund
Convertible Bonds	6.22%	Office REITS	27.29%	16.71%
Preferred Stock	0.17%	Retail REITS	16.34%	27.54%
Short Term Investments	3.23%	Industrial REITS	10.34%	10.59%
Other Assets & Liabilities	0.92%	Real Estate Management & Development	9.87%	1.55%
	100.00%	Residential REITS	8.49%	14.64%
		Specialized REITS	8.00%	21.39%
		Transportation	7.87%	–
		Diversified REITS	6.21%	7.58%
		Capital Goods	2.80%	–
		Insurance	2.42%	–
		Mortgage REITS	0.33%	–
		Homebuilding	0.04%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.89%
Ventas, Inc.	Specialized REITS	7.67%
Alexandria Real Estate Equities, Inc.	Office REITS	7.65%
Kimco Realty Corp.	Retail REITS	4.53%
Boston Properties, Inc.	Office REITS	4.48%
Digital Realty Trust, Inc.	Office REITS	4.44%
Cousins Properties, Inc.	Diversified REITS	3.98%
Regency Centers Corp.	Retail REITS	3.97%
Derwent London PLC	Office REITS	3.84%
Burlington Northern Santa Fe Corp.	Transportation	3.83%

5

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW - (Continued)

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 2.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/01/07	2.32%
Archstone-Smith Trust	Residential REITS	08/21/07	–
AvalonBay Communities, Inc.	Residential REITS	06/12/07	2.34%
Burlington Northern Santa Fe Corp.	Transportation	02/08/07	3.83%
Digital Realty Trust, Inc.	Office REITS	10/12/07	4.44%
Essex Property Trust, Inc.	Residential REITS	06/20/07	3.07%
General Electric Co.	Capital Goods	05/29/07	2.69%
General Growth Properties, Inc., Ser.
144A Conv. Sr. Notes, 3.98%, 4/15/27	Retail REITS	04/11/07	2.55%
Minerva PLC	Real Estate Management & Development	06/21/07	0.57%
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	12/17/07	1.00%
ProLogis, Ser. 144A Conv. Sr. Notes,
2.25%, 4/1/37	Industrial REITS	03/20/07	3.49%
Public Storage, Inc.	Specialized REITS	01/05/07	–
SL Green Realty Corp., Ser. 144A
Conv. Sr. Notes, 3.00%, 3/30/27	Office REITS	03/21/07	0.18%
Toll Brothers, Inc.	Homebuilding	11/21/07	0.04%
Vornado Realty Trust	Diversified REITS	08/16/07	1.97%

6

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW - (Continued)

January 1, 2007 through December 31, 2007

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $200,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Archstone-Smith Trust	Residential REITS	10/05/07	$17,446
Capital & Regional PLC	Real Estate Management & Development	03/06/07	327,807
Columbia Equity Trust, Inc.	Office REITS	01/23/07	194,843
Developers Diversified Realty Corp.	Retail REITS	06/27/07	1,454,598
Duke Realty Corp.	Office REITS	12/17/07	35,501
Equity Residential, 8.60%, Series D,
Cum. Pfd.	Residential REITS	07/16/07	(23)
Florida East Coast Industries, Inc.	Transportation	07/27/07	840,082
Hammerson PLC	Retail REITS	10/09/07	259,930
Host Hotels & Resorts Inc.	Specialized REITS	11/29/07	(123,987)
Macerich Co.	Retail REITS	03/20/07	474,007
ProLogis	Industrial REITS	03/21/07	1,092,980
Public Storage, Inc.	Specialized REITS	06/14/07	(295,080)
Slough Estates PLC	Industrial REITS	01/30/07	181,460
Spirit Finance Corp.	Diversified REITS	01/09/07	57,950
St. Joe Co.	Real Estate Management & Development	12/24/07	(636,242)
U-Store-It Trust	Specialized REITS	03/28/07	91,457
UDR, Inc.	Residential REITS	08/08/07	806,032
Vornado Realty Trust, Conv. Sr. Deb.,
3.625%, 11/15/26	Diversified REITS	08/16/07	(198,803)

7

DAVIS REAL ESTATE PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	(15.48)%		(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Five-Year	18.57%	Actual	$1,000.00	$890.01	$4.24
Life of Fund (July 1, 1999		Hypothetical (5% return
through December 31, 2007)	13.25%	before expenses)	$1,000.00	$1,020.72	$4.53

*Expenses are equal to the Fund’s annualized expense ratio (0.89%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 9 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2007 the value of your investment would have grown to $28,805 – a 188.05% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Stock Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

8

DAVIS REAL ESTATE PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/07 to 12/31/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

9

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (89.46%)

CAPITAL GOODS – (2.69%)
35,900	General Electric Co.	$1,330,813
DIVERSIFIED REITS – (5.95%)
89,200	Cousins Properties, Inc.	1,971,320
11,100	Vornado Realty Trust	976,245
		2,947,565
HOMEBUILDING – (0.04%)
1,000	Toll Brothers, Inc.*	20,060
INDUSTRIAL REITS – (6.42%)
18,100	AMB Property Corp.	1,041,836
74,900	Brixton PLC (United Kingdom)	439,460
104,100	DCT Industrial Trust Inc.	969,171
42,300	First Potomac Realty Trust	731,367
		3,181,834
MORTGAGE REITS – (0.31%)
6,400	Gramercy Capital Corp.	155,584
OFFICE REITS – (25.98%)
37,300	Alexandria Real Estate Equities, Inc.	3,792,291
24,200	Boston Properties, Inc.	2,221,802
57,300	Corporate Office Properties Trust	1,804,950
67,600	Derwent London PLC (United Kingdom)	1,902,743
57,300	Digital Realty Trust, Inc.	2,198,601
10,170	SL Green Realty Corp.	950,488
		12,870,875
PROPERTY & CASUALTY INSURANCE – (2.32%)
44,600	Ambac Financial Group, Inc.	1,149,342
REAL ESTATE MANAGEMENT & DEVELOPMENT – (9.46%)
88,000	Forest City Enterprises, Inc., Class A	3,910,720
105,840	Minerva PLC* (United Kingdom)	283,372
22,700	Mitsui Fudosan Co., Ltd. (Japan)	493,765
		4,687,857
RESIDENTIAL REITS – (7.97%)
47,300	American Campus Communities, Inc.	1,270,005
12,300	AvalonBay Communities, Inc.	1,157,922
15,600	Essex Property Trust, Inc.	1,520,844
		3,948,771

10

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAIL REITS – (13.10%)
15,942	General Growth Properties, Inc.	$656,492
61,704	Kimco Realty Corp.	2,246,026
30,500	Regency Centers Corp.	1,966,945
33,000	Taubman Centers, Inc.	1,623,270
		6,492,733
SPECIALIZED REITS – (7.67%)
84,000	Ventas, Inc.	3,801,000
TRANSPORTATION – (7.55%)
35,700	Alexander & Baldwin, Inc.	1,842,477
22,800	Burlington Northern Santa Fe Corp.	1,897,644
		3,740,121

Total Common Stock – (identified cost $44,161,975)	44,326,555

PREFERRED STOCK – (0.17%)

RESIDENTIAL REITS – (0.17%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. – (identified
	cost $60,342)	82,945

CONVERTIBLE BONDS – (6.22%)

INDUSTRIAL REITS – (3.49%)
$1,747,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 4/1/37 (b)	1,729,530
OFFICE REITS – (0.18%)
104,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 3/30/27 (b)	88,400
RETAIL REITS – (2.55%)
1,558,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 4/15/27 (b)	1,265,875

	Total Convertible Bonds – (identified cost $3,353,030)	3,083,805

11

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2007

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (3.23%)

$586,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $586,153
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $597,720)	$586,000
508,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $508,127
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 08/01/33,
	total market value $518,160)	508,000
156,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $156,041
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $159,120)	156,000
350,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $350,090
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $357,000)	350,000

Total Short Term Investments – (identified cost $1,600,000)	1,600,000

Total Investments – (99.08%) – (identified cost $49,175,347) – (a)	49,093,305
Other Assets Less Liabilities – (0.92%)	454,655
Net Assets – (100%)	$49,547,960

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $49,175,398. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,871,977
Unrealized depreciation	(3,954,070)
Net unrealized depreciation	$(82,093)

(b)These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $3,083,805 or 6.22% of the Fund’s net assets, as of December 31, 2007.

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2007

ASSETS:
Investments in securities, at value
(see accompanying Schedule of Investments) (identified cost $49,175,347)	$49,093,305
Cash	2,550
Receivables:
Dividends and interest	388,426
Capital stock sold	172,692
Investment securities sold	30,375
Prepaid expenses	725
Total assets	49,688,073
LIABILITIES:
Payables:
Capital stock redeemed	80,275
Accrued audit fees	11,200
Accrued custodian fees	8,179
Accrued management fees	34,628
Other accrued expenses	5,831
Total liabilities	140,113

NET ASSETS	$49,547,960

SHARES OUTSTANDING (NOTE 4)	4,326,330

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$11.45

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,326
Additional paid-in capital	49,106,505
Undistributed net investment income	151,050
Accumulated net realized gains from investments and foreign currency transactions	368,124
Net unrealized depreciation on investments and foreign currency transactions	(82,045)
Net Assets	$49,547,960

See Notes to Financial Statements

13

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2007

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $1,423)		$1,797,384
Interest		313,955
Total income		2,111,339

Expenses:
Management fees (Note 2)	$567,310
Custodian fees	38,605
Transfer agent fees	7,810
Audit fees	16,800
Accounting fees (Note 2)	6,000
Legal fees	1,593
Reports to shareholders	1,725
Directors’ fees and expenses	16,449
Registration and filing fees	119
Miscellaneous	6,740
Total expenses		663,151
Expenses paid indirectly (Note 5)		(2,492)
Net expenses		660,659
Net investment income		1,450,680

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		13,885,406
Foreign currency transactions		(398)
Net change in unrealized appreciation (depreciation) on investments and foreign
currency transactions		(26,189,367)
Net realized and unrealized loss on investments and foreign currency
transactions		(12,304,359)
Net decrease in net assets resulting from operations		$(10,853,679)

See Notes to Financial Statements

14

DAVIS REAL ESTATE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31,
	2007	2006
OPERATIONS:
Net investment income	$1,450,680	$1,243,199
Net realized gain from investments and foreign currency
transactions	13,885,008	11,308,050
Net change in unrealized appreciation (depreciation) on
investments and foreign currency transactions	(26,189,367)	9,914,836
Net increase (decrease) in net assets resulting
from operations	(10,853,679)	22,466,085

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(2,429,289)	(2,403,658)
Realized gains from investment transactions	(15,952,803)	(8,766,221)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(10,954,364)	13,885,472

Total increase (decrease) in net assets	(40,190,135)	25,181,678

NET ASSETS:
Beginning of year	89,738,095	64,556,417
End of year*	$49,547,960	$89,738,095

*Including undistributed net investment income of	$151,050	$205,756

See Notes to Financial Statements

15

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

16

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

17

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. During the year ended December 31, 2007 amounts have been reclassified to reflect a decrease in undistributed net investment loss of $923,903 and a corresponding decrease in accumulated net realized gains. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$1,521,297	$1,887,906
Long-term capital gain	16,860,795	9,281,973
Total	$18,382,092	$11,169,879

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated net realized gains from investments and foreign
currency transactions	$368,177
Net unrealized depreciation on investments	(82,097)
Total	$286,080

J.   NEW ACCOUNTING PRONOUNCEMENT - In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

18

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2007 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2007 were $35,143,893 and $57,748,618, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2007, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2007	2006
Shares sold	530,769	919,623
Shares issued in reinvestment of distributions	1,491,866	539,914
	2,022,635	1,459,537
Shares redeemed	(2,087,935)	(793,313)
Net increase (decrease)	(65,300)	666,224

Proceeds from shares sold	$10,811,044	$18,459,121
Proceeds from shares issued in reinvestment of distributions	18,382,092	11,169,879
	29,193,136	29,629,000
Cost of shares redeemed	(40,147,500)	(15,743,528)
Net increase (decrease)	$(10,954,364)	$13,885,472

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $2,492 during the year ended December 31, 2007.

19

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2007

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2007.

20

DAVIS REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$20.43	$17.33	$16.80	$13.47	$10.49

Income (Loss) from Investment Operations:
Net Investment Income	0.42)	0.34	0.30	0.34	0.44
Net Realized and Unrealized Gains (Losses)	(3.40)	5.58	1.86	4.07	3.34
Total from Investment Operations	(2.98)	5.92	2.16	4.41	3.78

Dividends and Distributions:
Dividends from Net Investment Income	(0.64)	(0.60)	(0.54)	(0.48)	(0.55)
Distributions from Realized Gains	(5.36)	(2.22)	(1.09)	(0.60)	(0.25)
Total Dividends and Distributions	(6.00)	(2.82)	(1.63)	(1.08)	(0.80)

Net Asset Value, End of Period	$11.45	$20.43	$17.33	$16.80	$13.47

Total Return[1]	(15.48)%	34.37%	13.14%	33.35%	36.79%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$49,548	$89,738	$64,556	$58,279	$35,663
Ratio of Expenses to Average Net Assets:
Gross	0.88%	0.86%	0.87%	0.89%	0.98%
Net[3]	0.87%	0.86%	0.87%	0.89%	0.98%
Ratio of Net Investment Income
to Average Net Assets	1.92%	1.63%	1.71%	2.30%	3.74%
Portfolio Turnover Rate[2]	49%	38%	28%	32%	22%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

21

DAVIS REAL ESTATE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 8, 2008

22

DAVIS REAL ESTATE PORTFOLIO

FUND INFORMATION

Federal Income Tax Information (Unaudited)

Davis Real Estate Portfolio

During the calendar year ended 2007 the Fund declared and paid long-term capital gain distributions in the amount of $16,860,795.

Dividends paid by the Fund during the calendar year ended 2007, which are not designated as capital gain distributions, should be multiplied by 42% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

25

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

26

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Christopher C. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

27

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2007 and December 31, 2006 were $52,800 and $43,200, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2007 and December 31, 2006 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2007 and December 31, 2006 were $18,900 and $17,280, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2007 and December 31, 2006 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2006 and October 31, 2005. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 20, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: February 20, 2008